Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2024
Shareholders' equity and share-based payments.
Schedule of treasury shares held

	December 31, 2023	June 30, 2024
Number of treasury shares	60,543,213	87,791,389
Percentage of share capital	2.51%	3.66%

Schedule of information about dividends paid

Dividend 2023	First interim	Second interim	Third interim	Final
Amount	€0.74	€0.74	€0.74	€0.79
Set date	April 26, 2023	July 26, 2023	October 25, 2023	May 24, 2024
Ex-dividend date	September 20, 2023	January 2, 2024	March 20, 2024	June 19, 2024
Payment date	October 2, 2023	January 12, 2024	April 3, 2024	July 1, 2024

Dividend 2024	First interim	Second interim
Amount	€ 0.79	€ 0.79
Set date	April 25, 2024	July 24, 2024
Ex-dividend date	September 25, 2024	January 2, 2025
Payment date	October 1, 2024	January 6, 2025

Schedule of other comprehensive income

(M$)	1st half 2024	1st half 2023
Actuarial gains and losses	20	138

Change in fair value of investments in equity instruments	143	3

Tax effect	(19)	(51)
Currency translation adjustment generated by the parent company	(2,189)	1,409
Sub-total items not potentially reclassifiable to profit and loss	(2,045)	1,499

Currency translation adjustment	1,622	(1,299)
- unrealized gain/(loss) of the period	1,634	(1,381)
- less gain/(loss) included in net income	12	(82)

Cash flow hedge	1,400	1,891
- unrealized gain/(loss) of the period	1,346	1,699
- less gain/(loss) included in net income	(54)	(192)

Variation of foreign currency basis spread	(15)	8
- unrealized gain/(loss) of the period	(6)	(8)
- less gain/(loss) included in net income	9	(16)

Share of other comprehensive income of equity affiliates, net amount	(114)	(95)
- unrealized gain/(loss) of the period	(103)	(84)
- less gain/(loss) included in net income	11	11

Other	-	(1)

Tax effect	(372)	(472)
Sub-total items potentially reclassifiable to profit and loss	2,521	32
Total other comprehensive income (net amount)	476	1,531

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2024			1st half 2023
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	20	12	32	138	(50)	88
Change in fair value of investments in equity instruments	143	(31)	112	3	(1)	2
Currency translation adjustment generated by the parent company	(2,189)	-	(2,189)	1,409	-	1,409
Sub-total items not potentially reclassifiable to profit and loss	(2,026)	(19)	(2,045)	1,550	(51)	1,499
Currency translation adjustment	1,622	-	1,622	(1,299)	-	(1,299)
Cash flow hedge	1,400	(376)	1,024	1,891	(470)	1,421

Variation of foreign currency basis spread	(15)	4	(11)	8	(2)	6
Share of other comprehensive income of equity affiliates, net amount	(114)	-	(114)	(95)	-	(95)
Other	-	-	-	(1)	-	(1)
Sub-total items potentially reclassifiable to profit and loss	2,893	(372)	2,521	504	(472)	32
Total other comprehensive income	867	(391)	476	2,054	(523)	1,531